Consolidated statement of changes in shareholders' equity - USD ($) $ in Millions		Shareholders' equity - Group share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2017		$ 111,556	$ 7,882	$ 112,040	$ (7,908)	$ (458)	$ 2,481	$ 114,037
Common shares issued as of the beginning of the period at Dec. 31, 2017			2,528,989,616			(8,376,756)
Net income		6,357		6,357			(74)	6,283
Other comprehensive income		(1,551)		305	(1,856)		(38)	(1,589)
Comprehensive income		4,806		6,662	(1,856)		(112)	4,694
Dividend		(4,070)		(4,070)			(84)	(4,154)
Issuance of common shares		7,693	$ 423	7,270				7,693
Issuance of common shares (in shares)			136,887,716
Purchase of treasury shares		(2,004)				$ (2,004)		(2,004)
Purchase of treasury shares (in shares)						(33,056,514)
Sale of treasury shares (in shares)	[1]					3,450
Share-based payments		192		192				192
Payments on perpetual subordinated notes		(161)		(161)				(161)
Other operations with non-controlling interests		(4)		(4)			4
Other items		(33)		(33)			(1)	(34)
Equity as of the end of the period at Jun. 30, 2018		117,975	$ 8,305	121,896	(9,764)	$ (2,462)	2,288	120,263
Common shares issued as of the end of the period at Jun. 30, 2018			2,665,877,332			(41,429,820)
Net income		5,089		5,089			178	5,267
Other comprehensive income		(1,874)		(325)	(1,549)		(31)	(1,905)
Comprehensive income		3,215		4,764	(1,549)		147	3,362
Dividend		(3,811)		(3,811)			(13)	(3,824)
Issuance of common shares		1,149	$ 53	1,096				1,149
Issuance of common shares (in shares)			19,315,374
Purchase of treasury shares		(2,324)				$ (2,324)		(2,324)
Purchase of treasury shares (in shares)						(39,709,967)
Sale of treasury shares	[1]			(240)		$ 240
Sale of treasury shares (in shares)	[1]					4,075,807
Share-based payments		102		102				102
Share cancellation			$ (131)	(2,572)		$ 2,703
Share cancellation (in shares)			(44,590,699)			44,590,699
Payments on perpetual subordinated notes		(154)		(154)				(154)
Other operations with non-controlling interests		(513)		(513)			(103)	(616)
Other items		1		1			155	156
Equity as of the end of the period at Dec. 31, 2018		115,640	$ 8,227	120,569	(11,313)	$ (1,843)	2,474	118,114
Common shares issued as of the end of the period at Dec. 31, 2018			2,640,602,007			(32,473,281)
Net income								3,140
Other comprehensive income								(262)
Comprehensive income								2,878
Equity as of the end of the period at Mar. 31, 2019								120,358
Equity as of the beginning of the period at Dec. 31, 2018		115,640	$ 8,227	120,569	(11,313)	$ (1,843)	2,474	118,114
Common shares issued as of the beginning of the period at Dec. 31, 2018			2,640,602,007			(32,473,281)
Net income		5,867		5,867			77	5,944
Other comprehensive income		(230)		(366)	136		48	(182)
Comprehensive income		5,637		5,501	136		125	5,762
Dividend		(3,875)		(3,875)			(93)	(3,968)
Issuance of common shares		1,345	$ 74	1,271				1,345
Issuance of common shares (in shares)			26,281,753
Purchase of treasury shares		(1,770)				$ (1,770)		(1,770)
Purchase of treasury shares (in shares)						(32,331,446)
Sale of treasury shares (in shares)	[1]					4,010
Share-based payments		103		103				103
Net issuance (repayment) of perpetual subordinated notes		(5)		(5)				(5)
Payments on perpetual subordinated notes		(207)		(207)				(207)
Other operations with non-controlling interests							(150)	(150)
Other items		(6)		(6)			6
Equity as of the end of the period at Jun. 30, 2019		116,862	$ 8,301	123,351	(11,177)	$ (3,613)	2,362	119,224
Common shares issued as of the end of the period at Jun. 30, 2019			2,666,883,760			(64,800,717)
Equity as of the beginning of the period at Mar. 31, 2019								120,358
Net income								2,804
Other comprehensive income								80
Comprehensive income								2,884
Equity as of the end of the period at Jun. 30, 2019		$ 116,862	$ 8,301	$ 123,351	$ (11,177)	$ (3,613)	$ 2,362	$ 119,224
Common shares issued as of the end of the period at Jun. 30, 2019			2,666,883,760			(64,800,717)

[1]	Treasury shares related to the restricted stock grants.